(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
March 31, 2002


Core Bond Portfolio &
Intermediate Term Portfolio
Merrill Lynch Bond Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Core Bond Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


Investment Environment
During the six-month period ended March 31, 2002, the US economy experienced a dramatic turnaround. Growth actually advanced in the fourth quarter of 2001 after declining in the third quarter by 1.3%. This effectively dispelled the notion that we had a technically defined recession in 2001 because growth did not decline for two consecutive quarters. The dramatic response from both the Federal Reserve Board and Congress helped to provide the necessary foundation for recovery through monetary and fiscal policy action. Specifically, the Federal Funds rate was lowered 11 times in 2001 from 6.5% to 1.75% and Congress reacted quickly in passing a tax cut to be phased in over six years and a tax rebate that injected $40 billion into consumers' pockets. Congress also implemented a $65 billion ($15 billion to the airline industry and $50 billion to general business) emergency relief package after the events of September 11, 2001 to those industries directly affected by the terrorist attacks. Recently, Congress passed a stimulus plan designed to promote business investment by allowing for faster depreciation schedules on certain capital expenditures.

Recent economic indicators suggest that the rebound in the first quarter of 2002 could be quite dramatic as the manufacturing sector, personal consumption expenditures, an increase in consumer confidence and a boost from inventory restocking suggest that the first quarter gross domestic product rate could be greater than 5%. With this turnaround in the economy, interest rates reversed their recent decline and have risen quite dramatically. Specifically, while the Federal Funds rate was lowered in the last four months of 2001 from 3.5% to 1.75%, Federal Funds futures suggest that short-term interest rates are headed higher. Two-year Treasury notes bottomed at 2.4% and ten-year Treasury notes bottomed at 4.23%, only to recently reverse to 3.7% and 5.4%, respectively.

The first quarter of 2002 was dominated by the events surrounding the Enron Corporation/Arthur Anderson LLP scandal in which accounting transparency and questionable off-balance sheet items became the common terms used by investors. These events clearly have forced corporations to focus on detailed explanations and more disclosure when they release their quarterly financial statements. Evidence of this can be seen in the most recent quarterly financial statement releases of companies such as Cisco Systems Inc. and General Electric Company where greater detail was provided in reporting financial transactions. As time passes, we believe that fading headlines will place investors in a better position to evaluate the improving underlying fundamentals of corporate America. In addition, we believe that asset sales, reduction of capital expenditures and stronger corporate profitability will improve cash flow and ultimately help to deleverage balance sheets.


Portfolio Matters
During the six-month period ended March 31, 2002, Core Bond Portfolio's Class A, Class B, Class C and Class D Shares had total returns of -0.10%, -0.48%, -0.51% and -0.13%, respectively. For the same period, Intermediate Term Portfolio's Class A, Class B, Class C and Class D Shares had total returns of -0.30%, -0.56%, -0.56% and -0.35%, respectively. (Investment results shown do not reflect sale charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 - 5 of this report to shareholders.)

For the six-month period ended March 31, 2002, the investment environment proved challenging. The positive contribution of favorable sector weightings was offset by our poor security selection. While the Portfolios were able to avoid a number of the credit meltdowns that developed during this past year, Enron being the most notable, exposure to three credits (Comdisco Inc., Global Crossing Holdings Ltd. and Nortel Networks Limited) served to mitigate the positive macroeconomic views that were implemented during the period. The most significant changes made overall to the Portfolios were in the mortgage-backed sector and the Treasury sector. As we became more convinced throughout the period that the economy was bottoming, we made a strategic decision to increase our allocation to the mortgage sector from an underweighted position to an overweighted position, while further reducing our exposure in the Treasury sector relative to the unmanaged benchmark Lehman Brothers Aggregate Bond Index. Our view is that as the economy recovers, interest rates will gradually drift upward, allowing the mortgage sector to outperform Treasury issues. Specific overweighted positions were concentrated in 6.5% FNMA coupons and 7% FNMA coupons. We believe these coupons will continue to trade very well as they become out of the money, supporting the "dollar roll" market.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


Moreover, we continue to remain overweighted in corporate securities by approximately 8% relative to the benchmark, as this sector tends to perform well in an improving economy. The sectors within the corporate market that we have overweighted include utilities, real estate investment trusts (REITs) and telecommunications. We believe utilities represent a good defensive sector, providing proven stable cash flows and consistent revenues, while the REIT sector offers good relative value in the short end with good debt covenant protection. Our telecommunications holdings in the Portfolios is an overall relative value play as this sector trades at extremely distressed levels. We continue to be underweighted in Yankee and sovereign issues as more attractive investments are found outside of this sector.

Going forward, we are positioning the Portfolios with a slightly short duration profile relative to the Index, putting our duration at 4.4 years compared to the benchmark at 4.64 years at March 31, 2002.


In Conclusion
We appreciate your ongoing interest in Core Bond and Intermediate
Term Portfolios of Merrill Lynch Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Patrick Maldari)
Patrick Maldari
Vice President and Portfolio Manager



(James J. Pagano)
James J. Pagano
Vice President and Portfolio Manager


May 3, 2002



We are pleased to announce that Patrick Maldari has been named Portfolio Manager and with Mr. Pagano is responsible for the day-to-day management of the Core Bond and Intermediate Term Portfolios of Merrill Lynch Bond Fund, Inc. Mr. Maldari has been employed by Merrill Lynch Investment Managers, L.P. since 1984. He has been Senior Portfolio Manager since 2001. Mr. Maldari is also head of a team of investment professionals managing high-quality investment-grade portfolios. He also has broad experience managing institutional fixed-income portfolios. Mr. Maldari is a CFAr charterholder.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Core Bond Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Core Bond Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Core Bond Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


PERFORMANCE DATA (continued)


Average Annual Total Return--Core Bond Portfolio


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/02                     +4.11%         -0.06%
Five Years Ended 3/31/02                   +6.12          +5.26
Ten Years Ended 3/31/02                    +6.74          +6.31

*Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/02                     +3.32%         -0.63%
Five Years Ended 3/31/02                   +5.31          +5.31
Ten Years Ended 3/31/02                    +5.93          +5.93

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after four years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/02                     +3.17%         +2.18%
Five Years Ended 3/31/02                   +5.26          +5.26
Inception (10/21/94) through 3/31/02       +6.12          +6.12

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 3/31/02                     +3.85%         -0.30%
Five Years Ended 3/31/02                   +5.88          +5.02
Inception (10/21/94) through 3/31/02       +6.74          +6.16

*Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Intermediate Term Portfolio



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/02                     +4.11%         +3.07%
Five Years Ended 3/31/02                   +6.24          +6.02
Ten Years Ended 3/31/02                    +6.74          +6.64

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/02                     +3.58%         +2.59%
Five Years Ended 3/31/02                   +5.69          +5.69
Inception (11/13/92) through 3/31/02       +5.85          +5.85

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/02                     +3.58%         +2.59%
Five Years Ended 3/31/02                   +5.68          +5.68
Inception (10/21/94) through 3/31/02       +6.38          +6.38

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 3/31/02                     +4.01%         +2.97%
Five Years Ended 3/31/02                   +6.13          +5.92
Inception (10/21/94) through 3/31/02       +6.83          +6.69

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


PERFORMANCE DATA (concluded)


Recent Performance Results*

                                                                                Ten Years/
                                                 6-Month         12-Month    Since Inception    Standardized
As of March 31, 2002                           Total Return    Total Return    Total Return     30-Day Yield
Core Bond Portfolio Class A Shares**              -0.10%           +4.11%          +92.05%          4.40%
Core Bond Portfolio Class B Shares**              -0.48            +3.32           +77.96           3.82
Core Bond Portfolio Class C Shares**              -0.51            +3.17           +55.61           3.76
Core Bond Portfolio Class D Shares**              -0.13            +3.85           +62.49           4.15
Intermediate Term Portfolio Class A Shares***     -0.30            +4.11           +92.03           4.14
Intermediate Term Portfolio Class B Shares***     -0.56            +3.58           +70.46           3.66
Intermediate Term Portfolio Class C Shares***     -0.56            +3.58           +58.48           3.66
Intermediate Term Portfolio Class D Shares***     -0.35            +4.01           +63.53           4.03

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
**The Portfolio's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D
Shares.
***The Portfolio's ten-year/since inception periods are ten years for Class A Shares, from 11/13/92 for Class B Shares and from
10/21/94 for Class C & Class D Shares.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds                                                                                             Core Bond Portfolio
Asset-Backed      AAA     Aaa    $  8,000,000  Advanta Mortgage Loan Trust, 7.75%
Securities**--                                 due 10/25/2026                             $     8,278,125   $     8,448,330
11.1%             AAA     Aaa      16,000,000  Banc of America Commercial Mortgage
                                               Inc., 7.197% due 5/15/2010                      16,207,188        16,802,266
                  AAA     Aaa          14,162  Contimortgage Home Equity Loan Trust,
                                               5.84% due 5/15/2016                                 14,158            14,280
                  AAA     Aaa       7,000,000  Countrywide Asset-Backed Certificates,
                                               6.102% due 8/25/2026                             6,999,847         7,155,810
                  NR*     Aaa      12,977,502  Countrywide Home Loans, Series 2001-24,
                                               Class 1A6, 6% due 1/25/2032                     13,042,107        12,851,782
                  AAA     Aaa         137,423  EQCC Home Equity Loan Trust, 6.229%
                                               due 3/15/2013                                      138,523           138,574
                  A       A3        9,000,000  First Dominion Funding I, 2.583% due
                                               7/10/2013 (a)(b)                                 8,966,133         8,520,468
                  NR*     Aaa       9,000,000  First Union-Chase Commercial Mortgage,
                                               Series 1999-C2, Class A2, 6.645% due
                                               4/15/2009                                        8,533,828         9,253,614
                  AAA     NR*       6,429,500  General Electric Capital Commercial
                                               Mortgage Corporation, Series 2001-3,
                                               Class A2, 6.07% due 6/10/2038                    6,494,139         6,267,758
                  AAA     Aaa      12,731,720  General Motors Acceptance Corporation,
                                               Mortgage Corporation Loan Trust, 6.25%
                                               due 1/25/2032                                   12,884,256        12,853,069
                  AAA     Aaa      10,500,000  LB-UBS Commercial Mortgage Trust,
                                               Series 2002-C1, Class A3, 6.226% due
                                               3/15/2026                                       10,552,034        10,552,049
                  AAA     NR*       5,000,000  Nationslink Funding Corporation,
                                               Series 1999-2, Class A3, 7.181% due
                                               12/20/2006                                       4,920,508         5,273,517
                  NR*     Aaa       3,822,904  Saxon Asset Securities Trust, 6.265%
                                               due 7/25/2023                                    3,822,904         3,853,167
                                               Security Life of Denver:
                  NR*     NR*      23,000,000     0.53% due 4/01/2002                          23,000,000        23,071,222
                  NR*     NR*      23,000,000     0.33% due 10/01/2002 (e)                     23,000,000        23,000,000
                  AAA     Aaa       6,100,000  Washington Mutual Inc., Series
                                               2002-AR4, Class A7, 5.598% due
                                               4/25/2032                                        6,036,141         6,036,141
                                                                                          ---------------   ---------------
                                                                                              152,889,891       154,092,047

Automotive &      BBB     Baa2      1,250,000  Delphi Auto Systems Corporation,
Equipment--                                    6.55% due 6/15/2006                              1,248,437         1,253,827
0.3%              BBB+    Baa1      3,705,000  Ford Motor Company, 7.45% due
                                               7/16/2031                                        3,557,171         3,350,624
                                                                                          ---------------   ---------------
                                                                                                4,805,608         4,604,451

Canadian          BBB-    Baa3      7,500,000  Abitibi Consolidated Inc., 8.55%
Corporates++--                                 due 8/01/2010 (2)                                7,984,435         7,857,135
0.9%              A-      A2          425,000  Alcan Inc., 7.25% due 3/15/2031 (2)                439,623           434,355
                  BBB+    Baa2      2,350,000  Canadian National Railway Co., 6.90%
                                               due 7/15/2028 (2)                                2,118,267         2,303,895
                  BBB+    Baa2      2,380,000  Potash Corporation of Saskatchewan,
                                               7.75% due 5/31/2011 (2)                          2,364,411         2,480,736
                                                                                          ---------------   ---------------
                                                                                               12,906,736        13,076,121

Canadian                                       Canada Government Bond (3):
Sovereigns++--    AA+     Aa1       6,400,000     6.375% due 11/30/2004                         6,777,290         6,720,269
2.0%              AA+     Aa1       1,020,000     5.25% due 11/05/2008                          1,039,513         1,003,691
                  AA      Aa3       3,750,000  Province of Ontario, 5.50% due
                                               10/01/2008 (3)                                   3,894,040         3,705,353
                  A+      A1       13,750,000  Province of Quebec, 7.50% due
                                               9/15/2029 (3)                                   15,353,851        14,931,620
                  A+      A1          750,000  Province of Saskatchewan, 8% due
                                               7/15/2004 (3)                                      813,538           807,834
                                                                                          ---------------   ---------------
                                                                                               27,878,232        27,168,767



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)


                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                                 Core Bond Portfolio
Chemicals--0.1%   BBB     Baa2   $  1,175,000  Eastman Chemical, 7% due 4/15/2012         $     1,165,295   $     1,166,763

Finance--1.2%     BBB-    Baa2      2,752,000  Capital One Bank, 6.50% due 7/30/2004            2,731,093         2,717,740
                  AA-     Aa1       2,000,000  Commercial Credit Co., 6.75% due
                                               7/01/2007                                        2,032,409         2,083,278
                  AAA     Aaa       2,600,000  Heller Financial Inc., 7.875% due
                                               5/15/2003                                        2,702,588         2,732,132
                                               Household Financial Corporation:
                  A       A2        5,500,000     6.50% due 1/24/2006                           5,487,955         5,505,478
                  A       A2          700,000     7.875% due 3/01/2007                            761,503           734,664
                  A       A2        1,100,000     6.75% due 5/15/2011                           1,127,492         1,067,350
                  AA-     A1        1,200,000  International Lease Finance
                                               Corporation, 5.50% due 6/07/2004                 1,209,133         1,214,448
                  AA      Aa3         950,000  Texaco Capital Inc., 8.625% due
                                               6/30/2010                                        1,099,830         1,088,516
                                                                                          ---------------   ---------------
                                                                                               17,152,003        17,143,606

Finance--                                      Bank One Corp.:
Banks--3.1%       A       Aa3       4,600,000     6.875% due 8/01/2006                          4,777,855         4,809,815
                  A-      A1        2,050,000     8% due 4/29/2027                              2,259,400         2,235,172
                  A       Aa2       6,800,000  Bank of America Corporation, 5.875%
                                               due 2/15/2009                                    6,647,638         6,659,893
                                               Citigroup Inc.:
                  AA-     Aa1       6,300,000     5.70% due 2/06/2004                           6,394,185         6,479,852
                  AA-     Aa1       1,600,000     5.75% due 5/10/2006                           1,616,592         1,616,557
                  AA-     Aa1       3,400,000     6.50% due 1/18/2011                           3,472,871         3,416,565
                  A       A1        4,600,000  FleetBoston Financial Corp., 7.25%
                                               due 9/15/2005                                    4,835,368         4,867,219
                                               Mellon Financial Co.:
                  A       A2          500,000     6.875% due 3/01/2003                            511,230           516,512
                  A+      A1        1,850,000     5.75% due 11/15/2003                          1,846,578         1,909,886
                  BBB+    A3        2,300,000  Washington Mutual Inc., 7.50% due
                                               8/15/2006                                        2,449,292         2,438,727
                                               Wells Fargo & Co.:
                  A+      Aa2       2,500,000     7.25% due 8/24/2005                           2,638,017         2,658,170
                  A+      Aa2       5,000,000     5.125% due 2/15/2007                          4,998,350         4,887,375
                                                                                          ---------------   ---------------
                                                                                               42,447,376        42,495,743

Finance--         BBB+    Baa1      3,770,000  Avalonbay Communities, 6.625%
Other--7.4%                                    due 9/15/2011                                    3,737,917         3,688,591
                  BBB     Baa2      2,765,000  BRE Properties, 5.95% due 3/15/2007              2,764,502         2,712,258
                                               CIT Group Inc.:
                  A-      A2        2,100,000     5.625% due 5/17/2004                          2,161,391         2,070,768
                  A-      A2          800,000     6.50% due 2/07/2006                             825,734           804,402
                  A-      A2        2,045,000     7.75% due 4/02/2012                           2,025,716         2,040,256
                  A       A3        1,800,000  Countrywide Home Loan, 5.25% due
                                               6/15/2004                                        1,796,022         1,814,582
                  BBB+    Baa1      4,150,000  EOP Operating LP, 7.375% due 11/15/2003          4,145,933         4,301,894
                                               Ford Motor Credit Company:
                  BBB+    A3        2,985,000     7.50% due 6/15/2003                           3,066,258         3,059,082
                  BBB+    A3        8,800,000     6.875% due 2/01/2006                          8,970,675         8,749,902
                  BBB+    A3        4,681,000     7.375% due 2/01/2011                          4,772,572         4,555,456
                                               General Electric Capital Corp.:
                  AAA     Aaa       2,100,000     6.75% due 9/11/2003                           2,172,428         2,193,196
                  AAA     Aaa       1,700,000     7.375% due 1/19/2010                          1,858,885         1,805,901
                                               General Motors Acceptance Corp.:
                  BBB+    A2        3,350,000     6.85% due 6/17/2004                           3,438,682         3,426,467
                  BBB+    A2        3,370,000     7.75% due 1/19/2010                           3,522,730         3,460,333
                  BBB+    A2        5,000,000     7% due 2/01/2012                              4,975,900         4,870,165
                  BBB+    A2        3,905,000     8% due 11/01/2031                             3,862,123         3,908,577



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                                 Core Bond Portfolio
Finance--                                      Goldman Sachs Group, Inc.:
Other             A+      A1     $  3,000,000     7.625% due 8/17/2005                    $     3,143,734   $     3,214,032
(concluded)       NR*     A1        1,300,000     6.875% due 1/15/2011                          1,305,952         1,306,258
                  A+      A1        3,900,000  J.P. Morgan Chase & Company, 6.625%
                                               due 3/15/2012                                    3,897,746         3,861,839
                  A+      A1        1,810,000  John Hancock Financial Services,
                                               5.625% due 12/01/2008                            1,804,968         1,757,758
                                               Lehman Brothers Holdings, Inc.:
                  A       A2        2,900,000     6.625% due 4/01/2004                          2,945,055         3,008,738
                  A       A2        1,700,000     7% due 2/01/2008                              1,737,596         1,736,910
                  A       A2        1,630,000     7.875% due 8/15/2010                          1,700,596         1,738,939
                  BBB     Baa2      1,520,000  Liberty Property LP, 7.25% due
                                               3/15/2011                                        1,509,254         1,526,135
                  BBB     Baa2      5,370,000  MBNA Corporation, 6.25% due 1/17/2007            5,358,186         5,299,701
                                               MetLife Inc.:
                  A       A1          700,000     5.25% due 12/01/2006                            697,620           686,482
                  A       A1        1,890,000     6.125% due 12/01/2011                         1,888,167         1,832,676
                  AA-     Aa3       4,100,000  Morgan Stanley, Dean Witter,
                                               Discover & Co., 7.125% due 1/15/2003             4,118,476         4,238,629
                  BBB-    Baa1      2,500,000  Pemex Project Funding Master Trust,
                                               9.125% due 10/13/2010                            2,562,214         2,687,500
                  BBB+    Baa1      7,320,000  Prologis Trust, 7% due 10/01/2003                7,425,819         7,529,703
                  AA-     Aa1       3,900,000  Salomon Smith Barney Holdings, Inc.,
                                               7.125% due 10/01/2006                            4,002,447         4,102,258
                  A+      A1        3,900,000  Verizon Global Funding Corporation,
                                               6.75% due 12/01/2005                             3,972,186         4,049,877
                                                                                          ---------------   ---------------
                                                                                              102,167,484       102,039,265

Gas               BBB     Baa2      2,400,000  The Coastal Corporation, 6.50%
Transmission--                                 due 6/01/2008                                    2,340,782         2,294,803
0.2%

Industrial--      A+      A1        1,980,000  Anheuser-Busch Companies Inc., 6%
Consumer                                       due 11/01/2041                                   1,960,457         1,757,519
Goods--1.1%       A-      A2        1,820,000  Kraft Foods Inc., 4.625% due
                                               11/01/2006                                       1,813,443         1,756,886
                  A       A1        6,456,000  Pepsi Bottling Holdings Inc., 5.625%
                                               due 2/17/2009 (b)                                6,524,750         6,273,198
                  BBB     Baa3      5,040,000  Tyson Foods Inc., 6.625% due
                                               10/01/2004 (b)                                   5,030,575         5,136,012
                                                                                          ---------------   ---------------
                                                                                               15,329,225        14,923,615

Industrial--                                   Anadarko Finance Company:
Energy--3.0%      BBB+    Baa1      1,550,000     6.75% due 5/01/2011                           1,562,889         1,555,163
                  BBB+    Baa1        685,000     7.50% due 5/01/2031                             703,940           703,189
                  BBB+    Baa1      4,187,000  Anadarko Petroleum Corporation,
                                               5.375% due 3/01/2007                             4,164,767         4,067,650
                  A-      A3          690,000  Apache Corporation, 7.625% due
                                               7/01/2019                                          720,961           735,446
                  BBB+    Baa1      1,600,000  Conoco Inc., 5.90% due 4/15/2004                 1,612,000         1,645,133
                  A+      A1        1,700,000  Duke Energy Corporation, 6.25% due
                                               1/15/2012                                        1,695,376         1,662,177
                  BBB     Baa2      1,145,000  Duke Energy Field Services, 8.125%
                                               due 8/16/2030                                    1,208,006         1,165,447
                  BBB     Baa2     10,010,000  El Paso Corporation, 7% due 5/15/2011            9,735,806         9,714,595
                  BBB     Baa2      1,500,000  El Paso Energy Corporation, 8.05%
                                               due 10/15/2030                                   1,623,771         1,485,042
                  BBB-    Baa2      6,970,000  FirstEnergy Corp., 6.45% due 11/15/2011          7,008,274         6,407,054
                  BBB-    Baa3      2,500,000  Ocean Energy Inc., 7.25% due 10/01/2011          2,486,475         2,475,000
                  BBB     Baa1      2,600,000  PPL Energy Supply LLC, 6.40% due
                                               11/01/2011                                       2,576,262         2,388,555



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                                 Core Bond Portfolio
Industrial--                                   Progress Energy Inc.:
Energy            BBB     Baa1   $  2,940,000     5.85% due 10/30/2008                    $     2,938,677   $     2,836,909
(concluded)       BBB     Baa1      1,275,000     7% due 10/30/2031                             1,266,458         1,214,891
                  A-      A3        1,000,000  Scana Corporation, 6.25% due 2/01/2012             995,450           978,396
                  BBB     Baa2        465,000  Sonat Inc., 7.625% due 7/15/2011                   478,648           465,377
                  A-      Baa2      1,275,000  Transocean Sedco Forex, 6.50% due
                                               4/15/2003                                        1,306,338         1,303,724
                  BBB     Baa2        843,000  Williams Companies, Inc., 7.625% due
                                               7/15/2019                                          802,570           775,134
                                                                                          ---------------   ---------------
                                                                                               42,886,668        41,578,882

Industrial--                                   Alcoa Inc.:
Manufacturing--   A+      A1        2,300,000     2.20% due 12/06/2004                          2,300,000         2,299,784
2.3%              A+      A1        1,840,000     6% due 1/15/2012                              1,836,338         1,785,779
                  A+      A3          990,000  Boeing Capital Corporation, 7.10%
                                               due 9/27/2005                                    1,035,732         1,038,505
                  AAA     Aaa       1,580,000  Bristol-Myers Squibb, 4.75% due
                                               10/01/2006                                       1,580,782         1,541,505
                  BBB+    A3        2,600,000  Daimler-Chrysler NA Holdings, 6.40%
                                               due 5/15/2006                                    2,598,934         2,602,439
                  A+      A1        4,930,000  First Data Corporation, 6.75% due
                                               7/15/2005                                        5,017,631         5,173,044
                  BBB-    Baa2      1,580,000  Martin Marietta Corp., 7.375% due
                                               4/15/2013                                        1,519,344         1,527,629
                  BBB-    Baa3      1,190,000  Northrop Grumman Corporation, 7.125%
                                               due 2/15/2011                                    1,243,278         1,192,657
                  BBB+    A3        3,950,000  Praxair Inc., 6.375% due 4/01/2012               3,932,265         3,913,024
                                               Raytheon Company:
                  BBB-    Baa3      1,980,000     6.50% due 7/15/2005                           2,053,445         2,007,124
                  BBB-    Baa3      1,980,000     6.75% due 3/15/2018                           1,675,102         1,885,839
                  A+      A2        2,070,000  United Technology Corporation, 6.35%
                                               due 3/01/2011                                    2,124,362         2,072,590
                                               Weyerhaeuser Company (b):
                  BBB     Baa2      2,075,000     5.50% due 3/15/2005                           2,072,157         2,066,986
                  BBB     Baa2        515,000     6.125% due 3/15/2007                            514,315           511,535
                  BBB     Baa2      1,980,000     5.95% due 11/01/2008                          1,970,100         1,904,869
                                                                                          ---------------   ---------------
                                                                                               31,473,785        31,523,309

Industrial--                                   AOL Time Warner Inc.:
Services--        BBB+    Baa1      1,580,000     6.125% due 4/15/2006                          1,576,729         1,580,357
3.5%              BBB+    Baa1      2,370,000     7.625% due 4/15/2031                          2,365,331         2,358,977
                  BB+     Ba2       4,700,000  Circus Circus Enterprises, Inc.,
                                               6.70% due 11/15/2096                             4,689,519         4,632,202
                  BBB-    Baa3      2,180,000  Clear Channel Communications,
                                               7.875% due 6/15/2005                             2,283,885         2,259,860
                                               Comcast Cable Communications:
                  BBB     Baa2      1,190,000     6.375% due 1/30/2006                          1,204,669         1,195,253
                  BBB     Baa2      1,980,000     6.75% due 1/30/2011                           2,002,350         1,927,671
                                               Federated Department Stores:
                  BBB+    Baa1      1,500,000     6.30% due 4/01/2009                           1,451,951         1,459,642
                  BBB+    Baa1      3,950,000     6.625% due 4/01/2011                          3,931,119         3,889,415
                  BBB-    Baa3      3,160,000  Kroger Company, 7.50% due 4/01/2031              3,151,130         3,196,858
                  BBB-    Baa3      3,560,000  News America Inc., 7.25% due 5/18/2018           3,263,126         3,300,188
                  BBB     Baa2        555,000  Safeway Inc., 6.50% due 3/01/2011                  570,635           550,451
                  BBB+    Baa2      2,747,000  Tele-Communications Inc., 8.25%
                                               due 1/15/2003                                    2,767,842         2,816,744
                                               Tenet Healthcare Corporation:
                  BBB     Baa3      4,900,000     5.375% due 11/15/2006                         4,876,921         4,749,644
                  BBB     Baa3      2,510,000     6.875% due 11/15/2031                         2,328,452         2,312,619



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                                 Core Bond Portfolio
Industrial--      BBB+    Baa1   $  1,580,000  Time Warner Entertainment, 7.25%
Services                                       due 9/01/2008                              $     1,686,623   $     1,616,141
(concluded)       BBB     Ba1       5,350,000  USA Waste Services Inc., 6.50% due
                                               12/15/2002                                       5,272,515         5,426,328
                  A-      A3        3,160,000  Viacom Inc., 7.875% due 7/30/2030                3,347,468         3,421,035
                  AA      Aa2       1,980,000  Wal-Mart Stores, Inc., 7.55% due
                                               2/15/2030                                        2,280,309         2,187,591
                                                                                          ---------------   ---------------
                                                                                               49,050,574        48,880,976

Industrial--      BBB+    Baa2      2,350,000  Burlington Northern Santa Fe, 6.75%
Transportation--                               due 7/15/2011                                    2,399,409         2,363,465
0.6%              AAA     Aaa       1,425,000  Continental Airlines, 6.563% due
                                               2/15/2012                                        1,425,000         1,424,558
                                               Southwest Airlines Co.:
                  A       Baa1      2,360,000     8% due 3/01/2005                              2,357,291         2,486,954
                  A       Baa1      1,880,000     7.875% due 9/01/2007                          1,872,238         1,986,848
                                                                                          ---------------   ---------------
                                                                                                8,053,938         8,261,825

Supranational--   A       A2        4,455,000  Corp Andina de Fomento, 6.875% due
0.6%                                           3/15/2012 (b)                                    4,405,817         4,387,208
                  AAA     Aaa       3,500,000  International Bank for Reconstruction
                                               and Development, 3.50% due 10/22/2004            3,463,320         3,433,517
                                                                                          ---------------   ---------------
                                                                                                7,869,137         7,820,725

Utilities--       BBB+    A3        5,100,000  AT&T Corporation, 6% due 3/15/2009               4,802,463         4,714,573
Communications--  BBB     Baa2      1,160,000  AT&T Wireless Services Inc., 8.75%
3.7%                                           due 3/01/2031                                    1,296,293         1,204,479
                  AA-     Aa3       3,550,000  Ameritech Capital Funding, 6.45% due
                                               1/15/2018                                        3,710,016         3,462,248
                  BBB     Baa2      2,250,000  Citizens Communications Company,
                                               7.625% due 8/15/2008                             2,238,975         2,217,757
                  A+      A2        4,200,000  GTE Corporation, 6.84% due 4/15/2018             4,225,213         3,994,717
                                               Qwest Capital Funding:
                  BBB     Baa3      1,800,000     7% due 8/03/2009                              1,786,536         1,466,051
                  BBB     Baa3      6,700,000     7.90% due 8/15/2010                           6,837,958         5,659,637
                  AA-     Aa3       1,900,000  SBC Communications Inc., 6.25% due
                                               3/15/2011                                        1,852,733         1,881,998
                  BBB+    Baa2     11,100,000  Sprint Capital Corporation, 5.70%
                                               due 11/15/2003                                  11,197,224        10,649,174
                  A       A2        8,704,000  Vodafone Group PLC, 7.75% due
                                               2/15/2010                                        9,454,189         9,304,062
                                               WorldCom, Inc.:
                  BBB+    A3        4,700,000     8% due 5/15/2006                              4,874,661         4,185,110
                  BBB+    A3        2,900,000     8.25% due 5/15/2031                           2,858,738         2,339,137
                                                                                          ---------------   ---------------
                                                                                               55,134,999        51,078,943

Utilities--       BBB+    Baa1      1,970,000  Commonwealth Edison Company, 6.95%
Electric &                                     due 7/15/2018                                    1,961,568         1,922,034
Gas--2.0%         A+      A1          985,000  Consolidated Edison Inc., 7.15% due
                                               12/01/2009                                       1,068,893         1,020,897
                                               Dominion Resources Inc.:
                  BBB+    Baa1      5,910,000     7.625% due 7/15/2005                          5,986,463         6,255,144
                  BBB+    Baa1      1,970,000     8.125% due 6/15/2010                          2,240,466         2,117,618
                  A       A1        1,970,000  Mississippi Power, 6.05% due 5/01/2003           2,021,077         2,015,594
                                               South Carolina Electric & Gas:
                  A       A1        4,530,000     7.50% due 6/15/2005                           4,626,872         4,832,527
                  A       A1        1,970,000     6.70% due 2/01/2011                           1,991,067         2,003,490
                  A       A1        3,000,000     6.625% due 2/01/2032                          2,976,030         2,905,926
                  A-      A3        4,900,000  Virginia Electric & Power, 5.375%
                                               due 2/01/2007                                    4,878,391         4,799,256
                                                                                          ---------------   ---------------
                                                                                               27,750,827        27,872,486



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (concluded)                                                                                 Core Bond Portfolio
Utilities--       BBB+    A3     $  2,170,000  Consolidated Natural Gas, 5.375%
Gas--0.2%                                      due 11/01/2006                             $     2,165,436   $     2,103,131

Yankee            A       A1        1,200,000  BSCH Issuances Ltd., 7.625% due
Corporates++--                                 9/14/2010 (1)                                    1,249,063         1,261,376
1.0%              A-      Baa1      3,000,000  British Telecom PLC, 8.375% due
                                               12/15/2010 (2)                                   3,156,051         3,258,795
                  BBB+    Baa1      1,400,000  Deutsche Telekom International
                                               Finance, 7.75% due 6/15/2005 (2)                 1,455,328         1,456,906
                  BBB+    Baa1      1,200,000  France Telecom, 8.50% due
                                               3/01/2031 (2)                                    1,267,058         1,282,548
                  A       A1        2,600,000  HSBC Holding PLC, 7.50% due
                                               7/15/2009 (1)                                    2,750,612         2,774,270
                  A       A2        1,500,000  Norsk Hydro A/S, 6.36% due
                                               1/15/2009 (2)                                    1,486,320         1,487,631
                  A       A2        1,700,000  Telefonica Europe BV, 7.35% due
                                               9/15/2005 (2)                                    1,754,948         1,777,367
                                                                                          ---------------   ---------------
                                                                                               13,119,380        13,298,893

Yankee            BBB+    A3        2,300,000  Korea Development Bank, 7.125%
Sovereigns++--                                 due 4/22/2004 (1)                                2,283,210         2,416,122
1.4%              AAA     Aaa       8,250,000  Republic of Finland, 5.875% due
                                               2/27/2006 (3)                                    8,575,583         8,408,276
                  AA      Aa3       9,000,000  Republic of Italy, 4.375% due
                                               10/25/2006 (3)                                   8,750,133         8,644,482
                                                                                          ---------------   ---------------
                                                                                               19,608,926        19,468,880

                                               Total Investments in Bonds--45.7%              636,196,302       630,893,231


US Government & Agency Obligations


US Government                                  Fannie Mae:
& Agency          AAA     Aaa      42,500,000     6.50% (c)**                                  42,725,587        42,260,938
Obligations--     AAA     Aaa      29,500,000     7% (c)**                                     30,099,900        30,062,344
54.5%             AAA     Aaa       5,400,000     8% (c)**                                      5,644,649         5,673,375
                  AAA     Aaa       9,775,000     4% due 8/15/2003                              9,901,744         9,851,098
                  AAA     Aaa      21,535,000     6.50% due 8/15/2004                          22,879,516        22,651,288
                  AAA     Aaa      17,890,000     5.25% due 6/15/2006                          18,322,976        17,974,709
                  AAA     Aaa       5,000,000     7.125% due 3/15/2007                          5,522,588         5,389,770
                  AAA     Aaa      10,800,000     6.375% due 6/15/2009                         11,486,352        11,157,772
                  AAA     Aaa       7,525,000     6% due 5/15/2011                              7,758,632         7,492,214
                  AAA     Aaa      15,553,159     6% due 6/01/2016**                           15,494,835        15,510,097
                  AAA     Aaa       7,693,394     6.50% due 7/01/2016**                         7,755,903         7,832,914
                  AAA     Aaa       1,886,801     6.50% due 8/01/2016**                         1,896,235         1,921,018
                  AAA     Aaa      11,936,758     6% due 2/01/2017**                           12,036,619        11,903,708
                  AAA     Aaa       5,000,000     6% due 4/01/2017**                            5,002,338         4,985,547
                  AAA     Aaa       8,307,900     6.50% due 4/01/2017**                         8,522,683         8,448,096
                  AAA     Aaa      12,312,000     6% due 4/25/2025**                           12,423,097        12,242,005
                  AAA     Aaa      16,000,000     6.50% due 7/25/2027**                        16,203,909        15,988,653
                  AAA     Aaa       6,072,072     7% due 11/18/2027**                           5,922,405         6,278,981
                  AAA     Aaa      12,450,000     7.125% due 1/15/2030                         13,860,194        13,312,200
                  AAA     Aaa       6,341,718     7.50% due 9/01/2030**                         6,494,316         6,570,424
                  AAA     Aaa       7,315,435     8% due 9/01/2030**                            7,575,766         7,683,499
                  AAA     Aaa       6,819,601     8% due 10/01/2030**                           7,061,484         7,162,718
                  AAA     Aaa       3,528,071     8% due 12/01/2030**                           3,653,207         3,705,580
                  AAA     Aaa      25,737,268     7.50% due 2/01/2031**                        26,317,433        26,665,447
                  AAA     Aaa      23,309,232     7% due 5/01/2031**                           23,588,364        23,782,064
                  AAA     Aaa       1,636,743     7.50% due 5/01/2031**                         1,672,035         1,695,770
                  AAA     Aaa      69,433,736     6.50% due 6/01/2031**                        68,976,819        69,208,118



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

US Government & Agency Obligations (concluded)                                                    Core Bond Portfolio
US Government                                  Fannie Mae (concluded):
& Agency          AAA     Aaa    $ 10,648,811     7% due 6/01/2031**                      $    10,779,425   $    10,864,824
Obligations       AAA     Aaa       2,878,848     7.50% due 6/01/2031**                         2,943,622         2,982,670
(concluded)       AAA     Aaa       9,534,453     6.50% due 7/01/2031**                         9,454,006         9,503,472
                  AAA     Aaa       5,728,091     7% due 9/01/2031**                            5,938,432         5,844,287
                  AAA     Aaa      33,178,788     7% due 11/01/2031**                          34,200,824        33,851,826
                  AAA     Aaa         142,846     6% due 1/01/2032**                              139,164           138,582
                  AAA     Aaa       9,509,237     6% due 2/01/2032**                            9,362,095         9,225,417
                  AAA     Aaa       5,000,000     7.50% due 3/01/2032**                         5,178,802         5,180,354
                                               Freddie Mac:
                  AAA     Aaa      25,000,000     6.375% due 11/15/2003                        26,236,849        26,080,350
                  AAA     Aaa      14,115,000     6.625% due 9/15/2009                         15,206,791        14,754,099
                  AAA     Aaa      16,000,000     6.50% due 1/15/2025**                        16,466,870        16,369,205
                  AAA     Aaa      19,580,706     6.50% due 12/01/2031**                       19,736,446        19,534,593
                                               Ginnie Mae (c)**:
                  AAA     Aaa      44,700,000     6%                                           43,456,047        43,372,857
                  AAA     Aaa      29,000,000     6.50%                                        28,945,625        28,891,250
                                               US Treasury Bonds & Notes:
                  AAA     Aaa       6,460,000     4% due 4/30/2003                              6,560,052         6,543,276
                  AAA     Aaa      17,230,000     3.875% due 7/31/2003 (d)                     17,497,102        17,408,365
                  AAA     Aaa       3,450,000     3.25% due 12/31/2003                          3,443,963         3,433,557
                  AAA     Aaa       3,450,000     6% due 8/15/2004                              3,657,413         3,609,159
                  AAA     Aaa      11,080,000     7.50% due 2/15/2005                          12,312,650        12,059,450
                  AAA     Aaa       3,450,000     5.75% due 11/15/2005                          3,686,440         3,585,709
                  AAA     Aaa       9,210,000     6.25% due 2/15/2007                           9,930,095         9,728,781
                  AAA     Aaa      11,640,000     6.125% due 8/15/2007                         12,765,123        12,230,637
                  AAA     Aaa       8,030,000     4.75% due 11/15/2008                          8,196,357         7,823,605
                  AAA     Aaa       4,840,000     6.50% due 2/15/2010                           5,475,097         5,182,203
                  AAA     Aaa       6,890,000     5% due 2/15/2011                              6,922,662         6,677,113
                  AAA     Aaa       7,890,000     7.50% due 11/15/2016                          9,720,459         9,064,868
                  AAA     Aaa       4,820,000     8.125% due 8/15/2019                          6,218,600         5,901,675
                  AAA     Aaa      16,780,000     7.25% due 8/15/2022                          20,717,835        19,131,163
                  AAA     Aaa       3,450,000     6.25% due 8/15/2023                           3,816,831         3,533,014
                  AAA     Aaa       3,450,000     6.625% due 2/15/2027                          3,985,702         3,708,750

                                               Total Investments in US Government &
                                               Agency Obligations--54.5%                      761,750,965       753,625,458



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (concluded)

                                      Face
                                     Amount                     Issue                            Cost              Value

Short-Term Securities                                                                             Core Bond Portfolio
Commercial Paper***--4.4%        $ 20,000,000  Citicorp, 1.82% due 4/11/2002              $    19,989,889   $    19,989,889
                                   40,108,000  General Motors Acceptance Corp.,
                                               1.85% due 4/01/2002                             40,108,000        40,108,000
                                                                                          ---------------   ---------------
                                                                                               60,097,889        60,097,889

US Government Agency              100,000,000  Federal Home Loan Bank, 1.76% due
Obligations***--8.3%                              4/10/2002                                    99,956,000        99,956,000
                                   15,000,000  Freddie Mac, 1.81% due 4/04/2002                14,997,738        14,997,738
                                                                                          ---------------   ---------------
                                                                                              114,953,738       114,953,738

                                               Total Investments in Short-Term
                                               Securities--12.7%                              175,051,627       175,051,627

Total Investments--112.9%                                                                 $ 1,572,998,894     1,559,570,316
                                                                                          ===============
Variation Margin on Financial Futures Contracts****--0.0%                                                            75,000
Liabilities in Excess of Other Assets--(12.9%)                                                                (177,962,791)
                                                                                                            ---------------
Net Assets--100.0%                                                                                          $ 1,381,682,525
                                                                                                            ===============

++Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Industrial.
(3)Government Entity.
*Not Rated.
**Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
****Financial futures contracts sold as of March 31, 2002 were as follows:

Number of                         Expiration
Contracts        Issue               Date          Value

  300      US Treasury Bonds      June 2002     $31,120,313
                                                -----------
Total Financial Futures Contracts Sold
(Total Contract Price--$31,217,401)             $31,120,313
                                                ===========

(a)Floating rate note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)Represents a "to-be-announced" (TBA) transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(d)Security held as collateral in connection with open financial futures contracts.
(e)Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was $23,000,000, representing
1.7% of net assets.

                           Acquisition
Issue                          Date           Cost        Value

Security Life of Denver,
0.33% due 10/01/2002        10/03/2001    $23,000,000  $23,000,000
                                          -----------  -----------
Total                                     $23,000,000  $23,000,000
                                          ===========  ===========


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds                                                                                         Intermediate Term Portfolio
Asset-Backed      AAA     Aaa    $  4,000,000  Advanta Mortgage Loan Trust, 7.75%
Securities**--                                 due 10/25/2026                             $     4,139,063   $     4,224,165
12.0%             NR*     Aaa       4,325,834  Countrywide Home Loans, Series
                                               2001-24, Class 1A6, 6% due 1/25/2032             4,347,369         4,283,927
                  AAA     NR*       4,243,907  General Motors Acceptance Corporation,
                                               Mortgage Corporation Loan Trust,
                                               6.25% due 1/25/2032                              4,294,752         4,284,356
                  AAA     Aaa       3,250,000  LB-UBS Commercial Mortgage Trust,
                                               Series 2002-C1, Class A3, 6.226% due
                                               3/15/2026                                        3,266,106         3,266,110
                  AAA     NR*      10,000,000  Nationslink Funding Corporation,
                                               Series 1999-2, Class A3, 7.181% due
                                               12/20/2006                                      10,000,000        10,547,033
                                               Security Life of Denver:
                  NR*     NR*       9,000,000     0.53% due 4/01/2002                           9,000,000         9,027,869
                  NR*     NR*       9,000,000     0.33% due 10/01/2002 (c)                      9,000,000         9,000,000
                  AAA     Aaa       7,400,000  Washington Mutual Inc., Series
                                               2002-AR4, Class A7, 5.598% due
                                               4/25/2032                                        7,322,531         7,322,531
                                                                                          ---------------   ---------------
                                                                                               51,369,821        51,955,991

Automotive &      BBB     Baa2        500,000  Delphi Auto Systems Corporation,
Equipment--0.4%                                6.55% due 6/15/2006                                499,375           501,531
                  BBB+    Baa1      1,250,000  Ford Motor Company, 7.45% due
                                               7/16/2031                                        1,200,125         1,130,440
                                                                                          ---------------   ---------------
                                                                                                1,699,500         1,631,971

Canadian          BBB-    Baa3      1,500,000  Abitibi Consolidated Inc., 8.55%
Corporates++--                                 due 8/01/2010 (2)                                1,592,323         1,571,427
1.3%              A-      A2        2,500,000  Alcan Inc., 7.25% due 3/15/2031 (2)              2,481,025         2,555,030
                  BBB+    Baa2        790,000  Canadian National Railway Co., 6.90%
                                               due 7/15/2028 (2)                                  796,535           774,501
                  BBB+    Baa2        790,000  Potash Corporation of Saskatchewan,
                                               7.75% due 5/31/2011 (2)                            784,826           823,438
                                                                                          ---------------   ---------------
                                                                                                5,654,709         5,724,396

Canadian          AA+     Aa1       2,900,000  Canada Government Bond, 6.375%
Sovereigns++--                                 due 11/30/2004 (3)                               3,070,959         3,045,122
1.2%              AA      Aa3       2,200,000  Province of Ontario, 5.50% due
                                               10/01/2008 (3)                                   2,304,101         2,173,807
                                                                                          ---------------   ---------------
                                                                                                5,375,060         5,218,929

Chemicals--0.1%   BBB     Baa2        390,000  Eastman Chemical, 7% due 4/15/2012                 386,779           387,266

Finance--1.4%     BBB-    Baa2        900,000  Capital One Bank, 6.50% due 7/30/2004              893,162           888,796
                  AA-     Aa1         700,000  Commercial Credit Co., 6.75% due
                                               7/01/2007                                          710,919           729,147
                  AAA     Aaa         890,000  Heller Financial Inc., 7.875% due
                                               5/15/2003                                          925,117           935,230
                                               Household Financial Corporation:
                  A       A2        1,900,000     6.50% due 1/24/2006                           1,956,689         1,901,892
                  A       A2          200,000     7.875% due 3/01/2007                            217,572           209,904
                  A       A2          400,000     6.75% due 5/15/2011                             409,997           388,127
                  AA-     A1          410,000  International Lease Finance
                                               Corporation, 5.50% due 6/07/2004                   413,120           414,936
                  AA      Aa3         330,000  Texaco Capital Inc., 8.625% due
                                               6/30/2010                                          382,046           378,116
                                                                                          ---------------   ---------------
                                                                                                5,908,622         5,846,148

Finance--                                      Bank One Corp.:
Banks--3.3%       A       Aa3       1,600,000     6.875% due 8/01/2006                          1,661,863         1,672,979
                  A-      A1          700,000     8% due 4/29/2027                                771,503           763,230
                  A+      Aa2       2,350,000  Bank of America Corporation,
                                               5.875% due 2/15/2009                             2,297,346         2,301,581



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                             Intermediate Term Portfolio
Finance--                                      Citigroup Inc.:
Banks             AA-     Aa1    $  2,000,000     5.70% due 2/06/2004                     $     2,029,900   $     2,057,096
(concluded)       AA-     Aa1         600,000     5.75% due 5/10/2006                             606,222           606,209
                  AA-     Aa1       1,200,000     6.50% due 1/18/2011                           1,225,719         1,205,846
                  A       A1        1,600,000  FleetBoston Financial Corp., 7.25%
                                               due 9/15/2005                                    1,598,144         1,692,946
                  A       A2          800,000  Mellon Financial Co., 6.875% due
                                               3/01/2003                                          789,982           826,419
                  BBB+    A3          800,000  Washington Mutual Inc., 7.50% due
                                               8/15/2006                                          794,840           848,253
                                               Wells Fargo & Co.:
                  A+      Aa2         800,000     7.25% due 8/24/2005                             844,165           850,614
                  A+      Aa2       1,700,000     5.125% due 2/15/2007                          1,699,439         1,661,708
                                                                                          ---------------   ---------------
                                                                                               14,319,123        14,486,881

Finance--         BBB+    Baa1      1,260,000  Avalonbay Communities, 6.625% due
Other--7.4%                                    9/15/2011                                        1,249,277         1,232,792
                  BBB     Baa2        925,000  BRE Properties, 5.95% due 3/15/2007                924,833           907,356
                                               CIT Group Inc.:
                  A-      A2          675,000     5.625% due 5/17/2004                            694,733           665,604
                  A-      A2          300,000     6.50% due 2/07/2006                             309,650           301,651
                  A-      A2          680,000     7.75% due 4/02/2012                             673,588           678,422
                  A       A3          600,000  Countrywide Home Loan, 5.25% due
                                               6/15/2004                                          598,674           604,861
                  BBB+    Baa1      1,320,000  EOP Operating LP, 7.375% due
                                               11/15/2003                                       1,318,706         1,368,313
                                               Ford Motor Credit Company:
                  BBB+    A3        1,000,000     7.50% due 6/15/2003                           1,028,932         1,024,818
                  BBB+    A3        3,000,000     6.875% due 2/01/2006                          3,042,403         2,982,921
                  BBB+    A3        1,567,000     7.375% due 2/01/2011                          1,597,654         1,524,973
                                               General Electric Capital Corp.:
                  AAA     Aaa         700,000     6.75% due 9/11/2003                             724,143           731,065
                  AAA     Aaa         600,000     7.375% due 1/19/2010                            656,077           637,377
                                               General Motors Acceptance Corp.:
                  BBB+    A2        1,015,000     6.85% due 6/17/2004                           1,041,869         1,038,168
                  BBB+    A2        1,087,000     7.75% due 1/19/2010                           1,136,263         1,116,137
                  BBB+    A2        1,309,000     8% due 11/01/2031                             1,294,627         1,310,199
                                               Goldman Sachs Group, Inc.:
                  A+      A1        1,100,000     7.625% due 8/17/2005                          1,152,703         1,178,478
                  NR*     A1          400,000     6.875% due 1/15/2011                            401,831           401,926
                  A+      A1        1,305,000  J.P. Morgan Chase & Company, 6.625%
                                               due 3/15/2012                                    1,304,265         1,292,231
                  A+      A1          600,000  John Hancock Financial Services,
                                               5.625% due 12/01/2008                              598,332           582,682
                                               Lehman Brothers Holdings, Inc.:
                  A       A2        1,000,000     6.625% due 4/01/2004                          1,015,536         1,037,496
                  A       A2          600,000     7% due 2/01/2008                                605,732           613,027
                  A       A2          640,000     7.875% due 8/15/2010                            667,719           682,774
                  BBB     Baa2        520,000  Liberty Property LP, 7.25% due
                                               3/15/2011                                          521,714           522,099
                  BBB     Baa2      1,000,000  MBNA Corporation, 6.25% due 1/17/2007              997,800           986,909
                                               MetLife Inc.:
                  A       A1          240,000     5.25% due 12/01/2006                            239,184           235,365
                  A       A1          630,000     6.125% due 12/01/2011                           629,389           610,892
                  AA-     Aa3       1,400,000  Morgan Stanley, Dean Witter,
                                               Discover & Co., 7.125% due 1/15/2003             1,399,692         1,447,337
                  BBB-    Baa1        855,000  Pemex Project Funding Master Trust,
                                               9.125% due 10/13/2010                              876,277           919,125



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                             Intermediate Term Portfolio
Finance--         BBB+    Baa1   $  2,500,000  Prologis Trust, 7% due 10/01/2003          $     2,554,407   $     2,571,620
Other             AA-     Aa1       1,400,000  Salomon Smith Barney Holdings, Inc.,
(concluded)                                    7.125% due 10/01/2006                            1,436,776         1,472,605
                  A+      A1        1,400,000  Verizon Global Funding Corporation,
                                               6.75% due 12/01/2005                             1,425,913         1,453,802
                                                                                          ---------------   ---------------
                                                                                               32,118,699        32,133,025

Gas               BBB     Baa2        825,000  The Coastal Corporation, 6.50% due                 804,644           788,839
Transmission--                                 6/01/2008
0.2%

Industrial--      A+      A1          660,000  Anheuser-Busch Companies Inc., 6% due
Consumer                                       11/01/2041                                         653,486           585,840
Goods--1.2%       A       A2          660,000  Coca-Cola Enterprises, 6.125% due
                                               8/15/2011                                          670,786           646,914
                  A-      A2          610,000  Kraft Foods Inc., 4.625% due 11/01/2006            609,085           588,846
                  A       A1        1,720,000  Pepsi Bottling Holdings Inc., 5.625%
                                               due 2/17/2009 (a)                                1,742,510         1,671,298
                  BBB     Baa3      1,680,000  Tyson Foods Inc., 6.625% due
                                               10/01/2004 (a)                                   1,676,858         1,712,004
                                                                                          ---------------   ---------------
                                                                                                5,352,725         5,204,902

Industrial--                                   Anadarko Finance Company:
Energy--2.5%      BBB+    Baa1        585,000     6.75% due 5/01/2011                             589,864           586,949
                  BBB+    Baa1        290,000     7.50% due 5/01/2031                             298,018           297,701
                  BBB+    Baa1      1,500,000  Anadarko Petroleum Corporation,
                                               5.375% due 3/01/2007                             1,492,035         1,457,243
                  A-      A3          275,000  Apache Corporation, 7.625% due
                                               7/01/2019                                          287,340           293,113
                  BBB+    Baa1        500,000  Conoco Inc., 5.90% due 4/15/2004                   503,750           514,104
                  A+      A1          590,000  Duke Energy Corporation, 6.25% due
                                               1/15/2012                                          588,395           576,873
                  BBB     Baa2        380,000  Duke Energy Field Services, 8.125%
                                               due 8/16/2030                                      400,910           386,786
                  BBB     Baa2      1,500,000  El Paso Corporation, 7% due 5/15/2011            1,429,811         1,455,734
                  BBB     Baa2        575,000  El Paso Energy Corporation, 8.05% due
                                               10/15/2030                                         597,197           569,266
                  BBB-    Baa2        660,000  FirstEnergy Corp., 6.45% due 11/15/2011            662,664           606,694
                  BBB-    Baa3      1,000,000  Ocean Energy Inc., 7.25% due 10/01/2011            994,590           990,000
                  BBB     Baa1        890,000  PPL Energy Supply LLC, 6.40% due
                                               11/01/2011                                         881,874           817,621
                                               Progress Energy Inc.:
                  BBB     Baa1        980,000     5.85% due 10/30/2008                            979,559           945,636
                  BBB     Baa1        420,000     7% due 10/30/2031                               417,186           400,200
                  BBB     Baa2        185,000  Sonat Inc., 7.625% due 7/15/2011                   190,430           185,150
                  A-      Baa2        485,000  Transocean Sedco Forex, 6.50% due
                                               4/15/2003                                          496,921           495,927
                  BBB     Baa2        328,000  Williams Companies, Inc., 7.625% due
                                               7/15/2019                                          337,347           301,594
                                                                                          ---------------   ---------------
                                                                                               11,147,891        10,880,591

Industrial--                                   Alcoa Inc.:
Manufacturing--   A+      A1          775,000     2.20% due 12/06/2004                            775,000           774,927
2.4%              A+      A1          620,000     6% due 1/15/2012                                618,766           601,730
                  A+      A3          330,000  Boeing Capital Corporation, 7.10%
                                               due 9/27/2005                                      345,244           346,168
                  AAA     Aaa         530,000  Bristol-Myers Squibb, 4.75% due
                                               10/01/2006                                         528,595           517,087
                  BBB+    A3          900,000  Daimler-Chrysler NA Holdings, 6.40%
                                               due 5/15/2006                                      899,631           900,844
                  A+      A1        1,650,000  First Data Corporation, 6.75% due
                                               7/15/2005                                        1,732,298         1,731,343
                  BBB-    Baa2        530,000  Martin Marietta Corp., 7.375% due
                                               4/15/2013                                          579,735           512,433
                  BBB-    Baa3        400,000  Northrop Grumman Corporation, 7.125%
                                               due 2/15/2011                                      417,909           400,893
                  BBB+    A3        1,315,000  Praxair Inc., 6.375% due 4/01/2012               1,309,096         1,302,690



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (continued)                                                                             Intermediate Term Portfolio
Industrial--                                   Raytheon Company:
Manufacturing     BBB-    Baa3   $    660,000     6.50% due 7/15/2005                     $       684,557   $       669,041
(concluded)       BBB-    Baa3        660,000     6.75% due 3/15/2018                             660,803           628,613
                  A+      A2          690,000  United Technology Corporation,
                                               6.35% due 3/01/2011                                688,372           690,863
                                               Weyerhaeuser Company (a):
                  BBB     Baa2        610,000     5.50% due 3/15/2005                             609,164           607,644
                  BBB     Baa2        160,000     6.125% due 3/15/2007                            159,787           158,923
                  BBB     Baa2        660,000     5.95% due 11/01/2008                            645,954           634,956
                                                                                          ---------------   ---------------
                                                                                               10,654,911        10,478,155

Industrial--                                   AOL Time Warner Inc.:
Services--3.7%    BBB+    Baa1        530,000     6.125% due 4/15/2006                            528,903           530,120
                  BBB+    Baa1        790,000     7.625% due 4/15/2031                            787,425           786,326
                  BB+     Ba2       1,570,000  Circus Circus Enterprises, Inc.,
                                               6.70% due 11/15/2096                             1,540,845         1,547,353
                  BBB-    Baa3        720,000  Clear Channel Communications,
                                               7.875% due 6/15/2005                               751,316           746,376
                                               Comcast Cable Communications:
                  BBB     Baa2        400,000     6.375% due 1/30/2006                            407,667           401,766
                  BBB     Baa2        660,000     6.75% due 1/30/2011                             663,879           642,557
                  BBB+    Baa1      1,320,000  Federated Department Stores, 6.625%
                                               due 4/01/2011                                    1,313,690         1,299,754
                  BBB-    Baa3      1,050,000  Kroger Company, 7.50% due 4/01/2031              1,046,801         1,062,247
                  BBB-    Baa3      1,190,000  News America Inc., 7.25% due 5/18/2018           1,144,090         1,103,153
                  BBB     Baa2        185,000  Safeway Inc., 6.50% due 3/01/2011                  190,212           183,484
                  BBB+    Baa2        920,000  Tele-Communications Inc., 8.25% due
                                               1/15/2003                                          926,980           943,358
                                               Tenet Healthcare Corporation:
                  BBB     Baa3      3,500,000     5.375% due 11/15/2006                         3,483,515         3,392,603
                  BBB     Baa3        840,000     6.875% due 11/15/2031                           779,243           773,944
                  BBB+    Baa1        530,000  Time Warner Entertainment, 7.25%
                                               due 9/01/2008                                      561,852           542,123
                  A-      A3        1,050,000  Viacom Inc., 7.875% due 7/30/2030                1,127,388         1,136,736
                  AA      Aa2         660,000  Wal-Mart Stores, Inc., 7.55% due
                                               2/15/2030                                          760,103           729,197
                                                                                          ---------------   ---------------
                                                                                               16,013,909        15,821,097

Industrial--      BBB+    Baa2        790,000  Burlington Northern Santa Fe, 6.75%
Transportation--                               due 7/15/2011                                      801,016           794,527
0.6%              AAA     Aaa         475,000  Continental Airlines, 6.563% due
                                               2/15/2012                                          475,000           474,853
                                               Southwest Airlines Co.:
                  A       Baa1        790,000     8% due 3/01/2005                                785,742           832,497
                  A       Baa1        630,000     7.875% due 9/01/2007                            634,805           665,805
                                                                                          ---------------   ---------------
                                                                                                2,696,563         2,767,682

Supranational--   A       A2        1,485,000  Corp Andina de Fomento, 6.875%
0.7%                                           due 3/15/2012 (a)                                1,468,606         1,462,403
                  AAA     Aaa       1,500,000  International Bank for Reconstruction
                                               and Development, 3.50% due 10/22/2004            1,484,280         1,471,508
                                                                                          ---------------   ---------------
                                                                                                2,952,886         2,933,911

Utilities--       BBB+    A3        1,700,000  AT&T Corporation, 6% due 3/15/2009               1,598,119         1,571,524
Communications--  BBB     Baa2        372,000  AT&T Wireless Services Inc., 8.75%
3.6%                                           due 3/01/2031                                      415,708           386,264
                  AA-     Aa3       1,300,000  Ameritech Capital Funding, 6.45%
                                               due 1/15/2018                                    1,202,626         1,267,865
                  BBB     Baa2        750,000  Citizens Communications Company,
                                               7.625% due 8/15/2008                               746,325           739,253



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002

SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

Bonds (concluded)                                                                             Intermediate Term Portfolio
Utilities--       A+      A2     $  2,210,000  GTE Corporation, 6.84% due 4/15/2018       $     2,171,389   $     2,101,982
Communications                                 Qwest Capital Funding:
(concluded)       BBB     Baa3        600,000     7% due 8/03/2009                                595,512           488,684
                  BBB     Baa3      2,260,000     7.90% due 8/15/2010                           2,311,753         1,909,072
                  AA-     Aa3         700,000  SBC Communications Inc., 6.25% due
                                               3/15/2011                                          685,323           693,368
                  BBB+    Baa2      1,300,000  Sprint Capital Corporation, 5.70%
                                               due 11/15/2003                                   1,295,088         1,247,201
                  A       A2        2,911,000  Vodafone Group PLC, 7.75% due
                                               2/15/2010                                        3,161,994         3,111,687
                                               WorldCom, Inc.:
                  BBB+    A3        1,600,000     8% due 5/15/2006                              1,657,445         1,424,718
                  BBB+    A3          940,000     8.25% due 5/15/2031                             927,257           758,203
                                                                                          ---------------   ---------------
                                                                                               16,768,539        15,699,821

Utilities--       BBB+    Baa1        660,000  Commonwealth Edison Company, 6.95%
Electric &                                     due 7/15/2018                                      667,046           643,930
Gas--1.6%         A+      A1          330,000  Consolidated Edison Inc., 7.15% due
                                               12/01/2009                                         358,106           342,027
                                               Dominion Resources Inc.:
                  BBB+    Baa1      1,980,000     7.625% due 7/15/2005                          1,987,822         2,095,632
                  BBB+    Baa1        660,000     8.125% due 6/15/2010                            661,156           709,456
                  A       A1          660,000  Mississippi Power, 6.05% due 5/01/2003             679,044           675,275
                                               South Carolina Electric & Gas:
                  A       A1        1,520,000     7.50% due 6/15/2005                           1,558,361         1,621,510
                  A       A1          660,000     6.70% due 2/01/2011                             658,370           671,220
                                                                                          ---------------   ---------------
                                                                                                6,569,905         6,759,050

Utilities--       BBB+    A3          720,000  Consolidated Natural Gas, 5.375%
Gas--0.2%                                      due 11/01/2006                                     716,830           697,813

Yankee            A       A1          400,000  BSCH Issuances Ltd., 7.625% due
Corporates++--                                 9/14/2010 (1)                                      416,354           420,459
1.1%              A-      Baa1      1,100,000  British Telecom PLC, 8.375% due
                                               12/15/2010 (2)                                   1,157,219         1,194,892
                  BBB+    Baa1        500,000  Deutsche Telekom International
                                               Finance, 7.75% due 6/15/2005 (2)                   519,760           520,324
                  BBB+    Baa1        400,000  France Telecom, 8.50% due 3/01/2031 (2)            422,353           427,516
                  A       A1          900,000  HSBC Holding PLC, 7.50% due
                                               7/15/2009 (1)                                      952,135           960,324
                  A       A2          500,000  Norsk Hydro A/S, 6.36% due
                                               1/15/2009 (2)                                      495,440           495,877
                  A       A2          600,000  Telefonica Europe BV, 7.35% due
                                               9/15/2005 (2)                                      619,239           627,306
                                                                                          ---------------   ---------------
                                                                                                4,582,500         4,646,698

Yankee            BBB+    A3          800,000  Korea Development Bank, 7.125% due
Sovereigns++--                                 4/22/2004 (1)                                      823,831           840,390
2.1%              AAA     Aaa       2,300,000  Republic of Finland, 5.875% due
                                               2/27/2006 (3)                                    2,390,769         2,344,126
                  AA      Aa3       2,800,000  Republic of Italy, 4.375% due
                                               10/25/2006 (3)                                   2,738,564         2,689,394
                  BBB-    Baa2      3,000,000  United Mexican States, 9.875% due
                                               2/01/2010 (3)                                    3,236,530         3,390,000
                                                                                          ---------------   ---------------
                                                                                                9,189,694         9,263,910

                                               Total Investments in
                                               Bonds--47.0%                                   204,283,310       203,327,076



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (continued)

                  S&P     Moody's     Face
Industries       Rating   Rating     Amount                     Issue                            Cost              Value

US Government & Agency Obligations                                                            Intermediate Term Portfolio
US Government &                                Fannie Mae:
Agency            AAA     Aaa    $ 43,000,000     6.50% (b)**                             $    43,228,241   $    42,758,125
Obligations--     AAA     Aaa      17,200,000     7% (b)**                                     17,425,683        17,527,875
54.2%             AAA     Aaa       3,250,000     4% due 8/15/2003                              3,292,140         3,275,301
                  AAA     Aaa       7,160,000     6.50% due 8/15/2004                           7,607,027         7,531,146
                  AAA     Aaa       5,950,000     5.25% due 6/15/2006                           6,094,003         5,978,173
                  AAA     Aaa       1,660,000     7.125% due 3/15/2007                          1,833,499         1,789,404
                  AAA     Aaa       3,590,000     6.375% due 6/15/2009                          3,818,149         3,708,926
                  AAA     Aaa       2,500,000     6% due 5/15/2011                              2,577,618         2,489,108
                  AAA     Aaa       3,322,863     6% due 5/01/2016**                            3,310,404         3,313,663
                  AAA     Aaa       1,265,964     6% due 6/01/2016**                            1,261,217         1,262,459
                  AAA     Aaa       3,382,081     6% due 2/01/2017**                            3,410,376         3,372,718
                  AAA     Aaa       3,000,000     6% due 4/01/2017**                            3,001,403         2,991,328
                  AAA     Aaa       6,463,349     6.50% due 4/01/2017**                         6,630,445         6,572,418
                  AAA     Aaa       8,000,000     6% due 4/25/2025**                            8,072,188         7,954,519
                  AAA     Aaa       2,983,721     7% due 11/18/2027**                           2,910,177         3,085,393
                  AAA     Aaa       4,140,000     7.125% due 1/15/2030                          4,620,530         4,426,707
                  AAA     Aaa       1,378,329     8% due 9/01/2030**                            1,427,432         1,447,677
                  AAA     Aaa       3,904,631     8% due 1/01/2031**                            4,043,124         4,101,086
                  AAA     Aaa       5,798,212     7.50% due 2/01/2031**                         5,923,236         6,007,316
                  AAA     Aaa          44,922     7% due 5/01/2031**                               45,473            45,833
                  AAA     Aaa       6,800,842     6.50% due 6/01/2031**                         6,752,492         6,778,743
                  AAA     Aaa       7,633,056     7.50% due 6/01/2031**                         7,797,643         7,908,385
                  AAA     Aaa      16,230,079     7% due 9/01/2031**                           16,826,062        16,559,309
                  AAA     Aaa       1,800,179     6% due 2/01/2032**                            1,770,363         1,746,455
                                               Freddie Mac:
                  AAA     Aaa       8,310,000     6.375% due 11/15/2003                         8,721,129         8,669,108
                  AAA     Aaa       4,690,000     6.625% due 9/15/2009                          5,052,770         4,902,354
                                               Ginnie Mae (b)**:
                  AAA     Aaa       7,000,000     6%                                            6,806,406         6,792,170
                  AAA     Aaa      10,000,000     6.50%                                         9,981,250         9,962,500
                                               US Treasury Bonds & Notes:
                  AAA     Aaa       2,090,000     4% due 4/30/2003                              2,122,370         2,116,942
                  AAA     Aaa       5,570,000     3.875% due 7/31/2003                          5,656,347         5,627,661
                  AAA     Aaa       1,120,000     3.25% due 12/31/2003                          1,118,040         1,114,662
                  AAA     Aaa       1,120,000     6% due 8/15/2004                              1,191,774         1,171,669
                  AAA     Aaa       3,580,000     7.50% due 2/15/2005                           3,978,275         3,896,465
                  AAA     Aaa       1,120,000     5.75% due 11/15/2005                          1,196,757         1,164,056
                  AAA     Aaa       2,980,000     6.25% due 2/15/2007                           3,212,995         3,147,857
                  AAA     Aaa       3,770,000     6.125% due 8/15/2007                          4,134,409         3,961,297
                  AAA     Aaa       2,600,000     4.75% due 11/15/2008                          2,664,119         2,533,172
                  AAA     Aaa       1,560,000     6.50% due 2/15/2010                           1,764,701         1,670,297
                  AAA     Aaa       2,230,000     5% due 2/15/2011                              2,251,000         2,161,097
                  AAA     Aaa       2,550,000     7.50% due 11/15/2016                          3,141,593         2,929,710
                  AAA     Aaa       1,560,000     8.125% due 8/15/2019                          2,060,545         1,910,086
                  AAA     Aaa       5,420,000     7.25% due 8/15/2022                           6,704,082         6,179,434
                  AAA     Aaa       1,120,000     6.25% due 8/15/2023                           1,239,087         1,146,949
                  AAA     Aaa       1,120,000     6.625% due 2/15/2027                          1,301,215         1,204,000

                                               Total Investments in US Government &
                                               Agency Obligations--54.2%                      237,977,789       234,893,553



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


SCHEDULE OF INVESTMENTS (concluded)

                                      Face
                                     Amount                     Issue                            Cost              Value

Short-Term Securities                                                                         Intermediate Term Portfolio
Commercial Paper***--7.8%        $ 20,000,000  Citicorp, 1.82% due 4/11/2002              $    19,989,889   $    19,989,889
                                   13,778,000  General Motors Acceptance Corp.,
                                               1.85% due 4/01/2002                             13,778,000        13,778,000
                                                                                          ---------------   ---------------
                                                                                               33,767,889        33,767,889

US Government Agency               50,000,000  Federal Home Loan Bank, 1.76%
Obligations***--11.5%                             due 4/10/2002                                49,978,000        49,978,000

                                               Total Investments in Short-Term
                                               Securities--19.3%                               83,745,889        83,745,889

Total Investments--120.5%                                                                 $   526,006,988       521,966,518
                                                                                          ===============
Liabilities in Excess of Other Assets--(20.5%)                                                                 (88,757,590)
                                                                                                            ---------------
Net Assets--100.0%                                                                                          $   433,208,928
                                                                                                            ===============

++Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Industrial.
(3)Government Entity.
*Not Rated.
**Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
(a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)Represents a "to-be-announced" (TBA) transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(c)Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was $9,000,000, representing
2.1% of net assets.

                           Acquisition
Issue                          Date           Cost          Value

Security Life of Denver,
0.33% due 10/01/2002        10/03/2001    $ 9,000,000    $ 9,000,000
                                          -----------    -----------
Total                                     $ 9,000,000    $ 9,000,000
                                          ===========    ===========

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION

Statements of Assets and Liabilities as of March 31, 2002


                                                                                             Core Bond        Intermediate
                                                                                             Portfolio       Term Portfolio
Assets:         Investments, at value*                                                     $1,559,570,316    $  521,966,518
                Cash                                                                                  321               924
                Receivables:
                   Securities sold                                                             82,297,897        34,894,089
                   Interest                                                                    13,880,388         4,329,640
                   Capital shares sold                                                          2,540,881         1,215,765
                   Variation margin                                                                75,000                --
                Prepaid registration fees and other assets                                         52,250            32,127
                                                                                           --------------    --------------
                Total assets                                                                1,658,417,053       562,439,063
                                                                                           --------------    --------------

Liabilities:    Payables:
                   Securities purchased                                                       270,927,661       126,034,008
                   Capital shares redeemed                                                      2,913,216         2,110,629
                   Dividends to shareholders                                                    1,634,886           497,077
                   Investment adviser                                                             391,247           123,356
                   Distributor                                                                    428,733            65,707
                Accrued expenses and other liabilities                                            438,785           399,358
                                                                                           --------------    --------------
                Total liabilities                                                             276,734,528       129,230,135
                                                                                           --------------    --------------

Net Assets:     Net assets                                                                 $1,381,682,525    $  433,208,928
                                                                                           ==============    ==============

Net Assets      Class A Common Stock, $.10 par value++                                     $    5,131,186    $    1,597,708
Consist of:     Class B Common Stock, $.10 par value++++                                        4,430,370         1,094,222
                Class C Common Stock, $.10 par value++++++                                        876,921            44,608
                Class D Common Stock, $.10 par value++++++++                                    2,201,595         1,140,581
                Paid-in capital in excess of par                                            1,471,059,362       454,770,857
                Accumulated investment loss--net                                              (2,655,187)         (925,018)
                Accumulated realized capital losses on investments--net                      (86,030,232)      (20,473,560)
                Unrealized depreciation on investments--net                                  (13,331,490)       (4,040,470)
                                                                                           --------------    --------------
                Net assets                                                                 $1,381,682,525    $  433,208,928
                                                                                           ==============    ==============

Net Asset       Class A:  Net assets                                                       $  560,812,500    $  178,514,589
Value:                                                                                     ==============    ==============
                          Shares outstanding                                                   51,311,863        15,977,083
                                                                                           ==============    ==============
                          Net asset value and redemption price per share                   $        10.93    $        11.17
                                                                                           ==============    ==============
                Class B:  Net assets                                                       $  484,217,981    $  122,268,266
                                                                                           ==============    ==============
                          Shares outstanding                                                   44,303,697        10,942,220
                                                                                           ==============    ==============
                          Net asset value and redemption price per share                   $        10.93    $        11.17
                                                                                           ==============    ==============
                Class C:  Net assets                                                       $   95,876,217    $    4,984,837
                                                                                           ==============    ==============
                          Shares outstanding                                                    8,769,209           446,081
                                                                                           ==============    ==============
                          Net asset value and redemption price per share                   $        10.93    $        11.17
                                                                                           ==============    ==============
                Class D:  Net assets                                                       $  240,775,827    $  127,441,236
                                                                                           ==============    ==============
                          Shares outstanding                                                   22,015,951        11,405,808
                                                                                           ==============    ==============
                          Net asset value and redemption price per share                   $        10.94    $        11.17
                                                                                           ==============    ==============

                *Identified cost                                                           $1,572,998,894    $  526,006,988
                                                                                           ==============    ==============
                ++Authorized shares--Class A                                                  250,000,000       100,000,000
                                                                                           ==============    ==============
                ++++Authorized shares--Class B                                                250,000,000        50,000,000
                                                                                           ==============    ==============
                ++++++Authorized shares--Class C                                              100,000,000        50,000,000
                                                                                           ==============    ==============
                ++++++++Authorized shares--Class D                                            100,000,000        50,000,000
                                                                                           ==============    ==============


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (continued)

Statements of Operations for the Six Months Ended March 31, 2002


                                                                                                Core          Intermediate
                                                                                                Bond              Term
                                                                                              Portfolio         Portfolio
Investment      Interest                                                                   $   35,696,580    $   11,704,061
Income:

Expenses:       Investment advisory fees                                                        2,489,558           812,125
                Account maintenance and distribution fees--Class B                              1,893,910           318,089
                Transfer agent fees--Class A                                                      448,578           243,993
                Transfer agent fees--Class B                                                      466,819           182,667
                Transfer agent fees--Class D                                                      184,817           175,451
                Account maintenance and distribution fees--Class C                                344,277            12,756
                Account maintenance fees--Class D                                                 277,028            64,364
                Accounting services                                                               192,315            74,433
                Transfer agent fees--Class C                                                       81,732             7,314
                Registration fees                                                                  39,748            33,511
                Custodian fees                                                                     41,839            26,810
                Printing and shareholder reports                                                   47,296            13,577
                Professional fees                                                                  22,806            16,279
                Pricing fees                                                                       11,877            11,774
                Directors' fees and expenses                                                        8,670             3,499
                Other                                                                              22,511            14,409
                                                                                           --------------    --------------
                Total expenses                                                                  6,573,781         2,011,051
                                                                                           --------------    --------------
                Investment income--net                                                         29,122,799         9,693,010

Realized &      Realized gain on investments--net                                               8,054,079         3,155,221
Unrealized      Change in unrealized appreciation/depreciation on investments--net           (41,454,989)      (14,388,667)
Gain (Loss) on                                                                             --------------    --------------
Investments--   Net Decrease in Net Assets Resulting from Operations                       $  (4,278,111)    $  (1,540,436)
Net:                                                                                       ==============    ==============


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                             Core Bond Portfolio


                                                                                             For the Six        For the
                                                                                             Months Ended      Year Ended
                                                                                              March 31,      September 30,
Increase (Decrease) in Net Assets:                                                               2002             2001
Operations:     Investment income--net                                                     $   29,122,799    $   68,261,340
                Realized gain on investments--net                                               8,054,079         5,256,133
                Change in unrealized appreciation/depreciation on investments--net           (41,454,989)        53,516,793
                                                                                           --------------    --------------
                Net increase (decrease) in net assets resulting from operations               (4,278,111)       127,034,266
                                                                                           --------------    --------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                   (13,054,217)      (30,082,991)
                   Class B                                                                   (10,325,937)      (25,158,749)
                   Class C                                                                    (1,733,204)       (3,346,835)
                   Class D                                                                    (5,099,489)       (9,672,765)
                                                                                           --------------    --------------
                Net decrease in net assets resulting from dividends to shareholders          (30,212,847)      (68,261,340)
                                                                                           --------------    --------------

Capital Share   Net increase in net assets derived from capital share transactions            106,960,110       100,721,161
Transactions:                                                                              --------------    --------------

Net Assets:     Total increase in net assets                                                   72,469,152       159,494,087
                Beginning of period                                                         1,309,213,373     1,149,719,286
                                                                                           --------------    --------------
                End of period*                                                             $1,381,682,525    $1,309,213,373
                                                                                           ==============    ==============

                *Accumulated investment loss--net                                          $  (2,655,187)                --
                                                                                           ==============    ==============


See Notes to Financial Statements.


Statements of Changes in Net Assets                                                        Intermediate Term Portfolio

                                                                                             For the Six        For the
                                                                                             Months Ended      Year Ended
                                                                                              March 31,      September 30,
Increase (Decrease) in Net Assets:                                                               2002             2001
Operations:     Investment income--net                                                     $    9,693,010    $   23,743,317
                Realized gain on investments--net                                               3,155,221         5,280,415
                Change in unrealized appreciation/depreciation on investments--net           (14,388,667)        14,347,388
                                                                                           --------------    --------------
                Net increase (decrease) in net assets resulting from operations               (1,540,436)        43,371,120
                                                                                           --------------    --------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                    (4,211,989)       (9,163,958)
                   Class B                                                                    (2,660,436)       (6,799,706)
                   Class C                                                                      (106,610)         (202,103)
                   Class D                                                                    (2,956,897)       (7,577,550)
                                                                                           --------------    --------------
                Net decrease in net assets resulting from dividends to shareholders           (9,935,932)      (23,743,317)
                                                                                           --------------    --------------

Capital Share   Net increase in net assets derived from capital share transactions              4,218,661        24,888,072
Transactions:                                                                              --------------    --------------

Net Assets:     Total increase (decrease) in net assets                                       (7,257,707)        44,515,875
                Beginning of period                                                           440,466,635       395,950,760
                                                                                           --------------    --------------
                End of period*                                                             $  433,208,928    $  440,466,635
                                                                                           ==============    ==============
                *Accumulated investment loss--net                                          $    (925,018)                --
                                                                                           ==============    ==============


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights                                                                                    Core Bond Portfolio

The following per share data and ratios                                               Class A
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.21    $   10.68    $   10.88    $   11.78    $   11.40
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .26          .66          .72          .70          .73
                Realized and unrealized gain (loss)
                on investments--net                               (.27)          .53        (.20)        (.90)          .38
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.01)         1.19          .52        (.20)         1.11
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.27)        (.66)        (.72)        (.70)        (.73)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.93    $   11.21    $   10.68    $   10.88    $   11.78
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.10%)++       11.44%        5.09%      (1.70%)       10.05%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .59%*         .61%         .57%         .57%         .58%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.68%*        6.03%        6.79%        6.22%        6.32%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 560,813    $ 519,815    $ 489,778    $ 535,188    $ 600,655
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              102.88%      262.47%       94.67%       79.06%      149.41%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios                                               Class B
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.21    $   10.68    $   10.88    $   11.78    $   11.40
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .22          .57          .64          .61          .64
                Realized and unrealized gain (loss)
                on investments--net                               (.27)          .53        (.20)        (.90)          .38
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.05)         1.10          .44        (.29)         1.02
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.23)        (.57)        (.64)        (.61)        (.64)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.93    $   11.21    $   10.68    $   10.88    $   11.78
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.48%)++       10.59%        4.29%      (2.45%)        9.21%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.36%*        1.38%        1.34%        1.33%        1.34%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.94%*        5.25%        6.02%        5.46%        5.56%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 484,218    $ 511,166    $ 455,162    $ 636,115    $ 685,345
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              102.88%      262.47%       94.67%       79.06%      149.41%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                        Core Bond Portfolio

The following per share data and ratios                                               Class C
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.21    $   10.68    $   10.88    $   11.79    $   11.40
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .21          .57          .64          .61          .63
                Realized and unrealized gain (loss)
                on investments--net                               (.27)          .53        (.20)        (.91)          .39
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.06)         1.10          .44        (.30)         1.02
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.22)        (.57)        (.64)        (.61)        (.63)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.93    $   11.21    $   10.68    $   10.88    $   11.79
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.51%)++       10.53%        4.23%      (2.58%)        9.25%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.42%*        1.44%        1.39%        1.38%        1.40%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           3.88%*        5.16%        5.96%        5.41%        5.50%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $  95,876    $  76,963    $  55,889    $  79,581    $  77,464
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              102.88%      262.47%       94.67%       79.06%      149.41%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios                                               Class D
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.21    $   10.68    $   10.88    $   11.79    $   11.41
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .25          .63          .70          .67          .70
                Realized and unrealized gain (loss)
                on investments--net                               (.26)          .53        (.20)        (.91)          .38
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.01)         1.16          .50        (.24)         1.08
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.26)        (.63)        (.70)        (.67)        (.70)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   10.94    $   11.21    $   10.68    $   10.88    $   11.79
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.13%)++       11.16%        4.83%      (2.03%)        9.77%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .84%*         .86%         .82%         .82%         .82%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.44%*        5.75%        6.55%        5.98%        6.07%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 240,776    $ 201,269    $ 148,890    $ 135,401    $ 123,202
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              102.88%      262.47%       94.67%       79.06%      149.41%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                Intermediate Term Portfolio

The following per share data and ratios                                               Class A
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.47    $   10.93    $   11.11    $   11.83    $   11.49
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .26          .67          .71          .70          .73
                Realized and unrealized gain (loss)
                on investments--net                               (.29)          .54        (.18)        (.72)          .34
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.03)         1.21          .53        (.02)         1.07
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.27)        (.67)        (.71)        (.70)        (.73)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.17    $   11.47    $   10.93    $   11.11    $   11.83
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.30%)++       11.35%        5.02%       (.18%)        9.59%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .73%*         .84%         .78%         .73%         .67%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.58%*        5.94%        6.51%        6.09%        6.27%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 178,515    $ 176,589    $ 144,352    $ 161,113    $ 200,679
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              127.69%      259.80%      143.77%      113.52%      111.03%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios                                               Class B
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.47    $   10.93    $   11.11    $   11.83    $   11.50
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .23          .61          .66          .64          .67
                Realized and unrealized gain (loss)
                on investments--net                               (.29)          .54        (.18)        (.72)          .33
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.06)         1.15          .48        (.08)         1.00
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.24)        (.61)        (.66)        (.64)        (.67)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.17    $   11.47    $   10.93    $   11.11    $   11.83
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.56%)++       10.79%        4.49%       (.69%)        8.94%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.24%*        1.35%        1.30%        1.24%        1.18%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.08%*        5.46%        5.98%        5.58%        5.75%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 122,268    $ 129,162    $ 120,250    $ 162,211    $ 178,464
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              127.69%      259.80%      143.77%      113.52%      111.03%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)                                                                Intermediate Term Portfolio

The following per share data and ratios                                               Class C
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.47    $   10.93    $   11.11    $   11.83    $   11.49
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .23          .61          .65          .64          .67
                Realized and unrealized gain (loss)
                on investments--net                               (.29)          .54        (.18)        (.72)          .34
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.06)         1.15          .47        (.08)         1.01
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.24)        (.61)        (.65)        (.64)        (.67)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.17    $   11.47    $   10.93    $   11.11    $   11.83
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.56%)++       10.78%        4.48%       (.70%)        9.03%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                         1.24%*        1.36%        1.30%        1.24%        1.20%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.08%*        5.41%        5.97%        5.57%        5.70%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $   4,985    $   4,600    $   2,859    $   3,904    $   4,832
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              127.69%      259.80%      143.77%      113.52%      111.03%
                                                              =========    =========    =========    =========    =========



The following per share data and ratios                                               Class D
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                             March 31,             For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                         2002         2001         2000         1999          1998
Per Share       Net asset value, beginning of period          $   11.47    $   10.93    $   11.11    $   11.83    $   11.50
Operating                                                     ---------    ---------    ---------    ---------    ---------
Performance:    Investment income--net                              .25          .66          .70          .69          .71
                Realized and unrealized gain (loss)
                on investments--net                               (.29)          .54        (.18)        (.72)          .33
                                                              ---------    ---------    ---------    ---------    ---------
                Total from investment operations                  (.04)         1.20          .52        (.03)         1.04
                                                              ---------    ---------    ---------    ---------    ---------
                Less dividends from investment income--net        (.26)        (.66)        (.70)        (.69)        (.71)
                                                              ---------    ---------    ---------    ---------    ---------
                Net asset value, end of period                $   11.17    $   11.47    $   10.93    $   11.11    $   11.83
                                                              =========    =========    =========    =========    =========

Total           Based on net asset value per share             (.35%)++       11.24%        4.92%       (.28%)        9.39%
Investment                                                    =========    =========    =========    =========    =========
Return:**

Ratios to       Expenses                                          .83%*         .94%         .88%         .83%         .77%
Average                                                       =========    =========    =========    =========    =========
Net Assets:     Investment income--net                           4.48%*        5.88%        6.41%        6.01%        6.16%
                                                              =========    =========    =========    =========    =========

Supplemental    Net assets, end of period (in thousands)      $ 127,441    $ 130,116    $ 128,490    $ 136,467    $ 106,294
Data:                                                         =========    =========    =========    =========    =========
                Portfolio turnover                              127.69%      259.80%      143.77%      113.52%      111.03%
                                                              =========    =========    =========    =========    =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
The Core Bond Portfolio and the Intermediate Term Portfolio ("Portfolio" or "Portfolios") are two of the three portfolios in Merrill Lynch Bond Fund, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolios' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Each Portfolio offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolios.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations.

(b) Repurchase agreements--The Portfolios invest in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolios take possession of the underlying securities, mark to market such securities and, if necessary, receive additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Portfolios may be delayed or limited.

(c) Derivative financial instruments--Each Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which each Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


* Financial futures contracts--The Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, each Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, each Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Portfolio as unrealized gains or losses. When the contract is closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolios are authorized to purchase and write call and put options. When each Portfolio writes an option, an amount equal to the premium received by each Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or each Portfolio enters into a closing transaction), each Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund's Portfolios, but resulted in a reduction in cost of securities (which in return results in a corresponding increase in net unrealized appreciation and a corresponding increase in accumulated net investment loss), based on securities held by the Fund's Portfolios as of September 30, 2001 as follows:



                                                        Corresponding
                                       Corresponding     Increase to
                                          Increase       Accumulated
                                           to Net            Net
                          Decrease       Unrealized       Investment
Portfolio                 to Cost       Appreciation         Loss

Core Bond              $(1,565,139)     $1,565,139       $(1,565,139)
Intermediate Term      $  (682,096)     $  682,096       $  (682,096)



The effect of this change for the six months ended March 31, 2002 was as follows:


                          Increase                         Decrease
                            Net           Decrease           Net
                         Investment      Unrealized        Realized
Portfolio                   Loss        Depreciation        Losses

Core Bond              $  (149,626)     $  141,649       $  1,573,116
Intermediate Term      $    (3,449)     $   49,152       $    636,393



The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.



Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


(h) Expenses--Certain expenses have been allocated to the individual Portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each Portfolio included in the Fund.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the aggregate average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $250 million; .45% of the average daily net assets in excess of $250 million but not exceeding $500 million; .40% of average daily net assets in excess of $500 million but not exceeding $750 million; and .35% of average daily net assets in excess of $750 million. For the six months ended March 31, 2002, the aggregate average daily net assets of the Fund, including the Fund's High Income Portfolio, was approximately $4,022,516,000.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:


                                  Account                Distribution
                              Maintenance Fees                Fees
Portfolio              Class B    Class C   Class D    Class B    Class C

Core Bond                .25%        .25%     .25%       .50%      .55%
Intermediate Term        .25%        .25%     .10%       .25%      .25%



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of each Portfolio's Class A and Class D Shares as follows:


                               FAMD                  MLPF&S
Portfolio               Class A     Class D   Class A    Class D

Core Bond               $ 1,127     $ 5,048    $10,963    $67,043
Intermediate Term       $    13     $   457    $   481    $ 5,108



For the six months ended March 31, 2002, MLPF&S received contingent deferred sales charges of $418,207 relating to transactions in Class B Shares, amounting to $392,543 and $25,664 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively, and $18,967 relating to transactions in Class C Shares, amounting to $18,756 and $211 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,402 relating to transactions subject to front-end sales charge waivers in Class D Shares in the Core Bond Portfolio.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended March 31, 2002, the Portfolios paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S,
$10,225 for security price quotations to compute the net asset values of the Portfolios.

For the six months ended March 31, 2002, the Portfolios reimbursed FAM $28,512 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2002 were as follows:


                                                       Intermediate
                                      Core Bond            Term
                                      Portfolio         Portfolio

Purchases                        $ 1,533,423,371    $   574,143,059
                                 ---------------    ---------------
Sales                            $ 1,348,155,296    $   551,702,591
                                 ===============    ===============


Net realized gains for the six months ended March 31, 2002 and net unrealized gains (losses) as of March 31, 2002 were as follows:


                                     Realized          Unrealized
Core Bond Portfolio                   Gains          Gains (Losses)

Long-term investments            $     8,053,912    $  (13,428,578)
Short-term investments                       167                 --
Financial futures contracts                   --             97,088
                                 ---------------    ---------------
Total                            $     8,054,079    $  (13,331,490)
                                 ===============    ===============




                                     Realized          Unrealized
Intermediate Term Portfolio           Gains              Losses

Long-term investments            $     3,154,722    $   (4,040,470)
Short-term investments                       499                 --
                                 ---------------    ---------------
Total                            $     3,155,221    $   (4,040,470)
                                 ===============    ===============



As of March 31, 2002, net unrealized depreciation for Federal income tax purposes was as follows:


                                                      Intermediate
                                     Core Bond            Term
                                     Portfolio         Portfolio

Gross unrealized appreciation    $     7,499,098    $     2,667,428
Gross unrealized depreciation       (21,069,325)        (6,757,050)
                                 ---------------    ---------------
Net unrealized depreciation      $  (13,570,227)    $   (4,089,622)
                                 ===============    ===============


The aggregate cost of investments at March 31, 2002 for Federal income tax purposes was $1,573,140,543 for the Core Bond Portfolio and $526,056,141 for the Intermediate Term Portfolio.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the six months ended March 31, 2002 was $106,960,110 for the Core Bond Portfolio and $4,218,661 for the Intermediate Term Portfolio. Net increase in net assets derived from capital share transactions for the year ended September 30, 2001 was $100,721,161 for the Core Bond Portfolio and $24,888,072 for the Intermediate Term Portfolio.

Transactions in capital shares for each class were as follows:


Core Bond Portfolio

Class A Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            9,744,243    $   108,300,324
Shares issued to shareholders
in reinvestment of dividends             274,378          3,036,094
                                 ---------------    ---------------
Total issued                          10,018,621        111,336,418
Shares redeemed                      (5,088,157)       (56,525,859)
                                 ---------------    ---------------
Net increase                           4,930,464    $    54,810,559
                                 ===============    ===============




Core Bond Portfolio

Class A Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                           12,164,635    $   133,485,683
Shares issued resulting from
reorganization                             3,325             36,469
Shares issued to shareholders
in reinvestment of dividends             434,363          4,759,193
                                 ---------------    ---------------
Total issued                          12,602,323        138,281,345
Shares redeemed                     (12,099,127)      (132,360,014)
                                 ---------------    ---------------
Net increase                             503,196    $     5,921,331
                                 ===============    ===============



Core Bond Portfolio

Class B Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            6,941,841    $    77,376,380
Shares issued to shareholders
in reinvestment of dividends             574,762          6,366,390
                                 ---------------    ---------------
Total issued                           7,516,603         83,742,770
Automatic conversion of shares         (970,863)       (10,819,921)
Shares redeemed                      (7,850,969)       (87,270,806)
                                 ---------------    ---------------
Net decrease                         (1,305,229)    $  (14,347,957)
                                 ===============    ===============



Core Bond Portfolio

Class B Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                           15,196,397    $   166,702,376
Shares issued resulting from
reorganization                           692,835          7,599,924
Shares issued to shareholders
in reinvestment of dividends           1,209,395         13,248,556
                                 ---------------    ---------------
Total issued                          17,098,627        187,550,856
Automatic conversion of shares       (1,491,340)       (16,360,136)
Shares redeemed                     (12,633,216)      (138,208,375)
                                 ---------------    ---------------
Net increase                           2,974,071    $    32,982,345
                                 ===============    ===============




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)



Core Bond Portfolio

Class C Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            2,828,871    $    31,487,633
Shares issued to shareholders
in reinvestment of dividends             100,510          1,113,068
                                 ---------------    ---------------
Total issued                           2,929,381         32,600,701
Shares redeemed                      (1,024,808)       (11,396,350)
                                 ---------------    ---------------
Net increase                           1,904,573    $    21,204,351
                                 ===============    ===============



Core Bond Portfolio

Class C Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                            2,723,779    $    29,948,729
Shares issued resulting from
reorganization                           303,906          3,334,855
Shares issued to shareholders
in reinvestment of dividends             195,095          2,138,486
                                 ---------------    ---------------
Total issued                           3,222,780         35,422,070
Shares redeemed                      (1,591,360)       (17,413,040)
                                 ---------------    ---------------
Net increase                           1,631,420    $    18,009,030
                                 ===============    ===============



Core Bond Portfolio

Class D Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            5,170,592    $    57,515,224
Automatic conversion of shares           970,542         10,819,921
Shares issued to shareholders
in reinvestment of dividends             308,681          3,419,642
                                 ---------------    ---------------
Total issued                           6,449,815         71,754,787
Shares redeemed                      (2,380,542)       (26,461,630)
                                 ---------------    ---------------
Net increase                           4,069,273    $    45,293,157
                                 ===============    ===============



Core Bond Portfolio

Class D Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                            7,569,027    $    82,986,487
Automatic conversion of shares         1,490,152         16,360,136
Shares issued resulting from
reorganization                            41,484            455,320
Shares issued to shareholders
in reinvestment of dividends             457,543          5,021,327
                                 ---------------    ---------------
Total issued                           9,558,206        104,823,270
Shares redeemed                      (5,550,006)       (61,014,815)
                                 ---------------    ---------------
Net increase                           4,008,200    $    43,808,455
                                 ===============    ===============



Intermediate Term Portfolio

Class A Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            2,592,831    $    29,466,143
Shares issued to shareholders
in reinvestment of dividends              95,320          1,078,714
                                 ---------------    ---------------
Total issued                           2,688,151         30,544,857
Shares redeemed                      (2,110,201)       (23,920,368)
                                 ---------------    ---------------
Net increase                             577,950    $     6,624,489
                                 ===============    ===============



Intermediate Term Portfolio

Class A Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                            6,791,319    $    76,190,646
Shares issued to shareholders
in reinvestment of dividends             218,863          2,450,488
                                 ---------------    ---------------
Total issued                           7,010,182         78,641,134
Shares redeemed                      (4,815,089)       (53,778,401)
                                 ---------------    ---------------
Net increase                           2,195,093    $    24,862,733
                                 ===============    ===============



Intermediate Term Portfolio

Class B Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            1,899,954    $    21,603,737
Shares issued to shareholders
in reinvestment of dividends             166,585          1,885,746
                                 ---------------    ---------------
Total issued                           2,066,539         23,489,483
Automatic conversion of shares         (274,061)        (3,126,445)
Shares redeemed                      (2,112,715)       (23,971,556)
                                 ---------------    ---------------
Net decrease                           (320,237)    $   (3,608,518)
                                 ===============    ===============



Intermediate Term Portfolio

Class B Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                            4,132,716    $    46,326,155
Shares issued to shareholders
in reinvestment of dividends             268,441          3,009,963
                                 ---------------    ---------------
Total issued                           4,401,157         49,336,118
Automatic conversion of shares         (504,530)        (5,657,718)
Shares redeemed                      (3,632,706)       (40,657,509)
                                 ---------------    ---------------
Net increase                             263,921    $     3,020,891
                                 ===============    ===============




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


Intermediate Term Portfolio

Class C Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                              156,517    $     1,783,481
Shares issued to shareholders
in reinvestment of dividends               5,588             63,263
                                 ---------------    ---------------
Total issue                              162,105          1,846,744
Shares redeemed                        (117,074)        (1,324,496)
                                 ---------------    ---------------
Net increase                              45,031    $       522,248
                                 ===============    ===============



Intermediate Term Portfolio

Class C Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                              329,668    $     3,690,415
Shares issued to shareholders
in reinvestment of dividends              11,519            129,194
                                 ---------------    ---------------
Total issue                              341,187          3,819,609
Shares redeemed                        (201,641)        (2,248,628)
                                 ---------------    ---------------
Net increase                             139,546    $     1,570,981
                                 ===============    ===============



Intermediate Term Portfolio

Class D Shares for the Six Months                        Dollar
Ended March 31, 2002                    Shares           Amount

Shares sold                            2,249,440    $    25,553,057
Automatic conversion of shares           274,061          3,126,445
Shares issued to shareholders
in reinvestment of dividends              64,843            733,656
                                 ---------------    ---------------
Total issued                           2,588,344         29,413,158
Shares redeemed                      (2,528,801)       (28,732,716)
                                 ---------------    ---------------
Net increase                              59,543    $       680,442
                                 ===============    ===============



Intermediate Term Portfolio

Class D Shares for the Year                              Dollar
Ended September 30, 2001                Shares           Amount

Shares sold                            4,622,934    $    51,827,764
Automatic conversion of shares           504,530          5,657,718
Shares issued to shareholders
in reinvestment of dividends             115,319          1,292,278
                                 ---------------    ---------------
Total issued                           5,242,783         58,777,760
Shares redeemed                      (5,648,611)       (63,344,293)
                                 ---------------    ---------------
Net decrease                           (405,828)    $   (4,566,533)
                                 ===============    ===============



5. Short-Term Borrowings:
The Portfolios, along with certain other funds managed by FAM and its affiliates, are a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolios may borrow up to the maximum amount allowable under the Portfolios' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolios pay a commitment fee of .09% per annum based on the Portfolios' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2002.


6. Capital Loss Carryforward:
At September 30, 2001, the Fund had a capital loss carryforward of approximately $85,080,000 in the Core Bond Portfolio, of which $21,203,000 expires in 2003, $2,604,000 expires in 2005, $305,000 expires in 2007, $28,410,000 expires in 2008 and $32,558,000 expires in 2009, and approximately $22,654,000 in the Intermediate Term Portfolio, of which $6,608,000 expires in 2003, $276,000 expires in 2005, $7,450,000 expires in 2008 and $8,320,000 expires in 2009.
These amounts will be available to offset like amounts of any future taxable gains.




Merrill Lynch Bond Fund, Inc., Core Bond Portfolio &
Intermediate Term Portfolio, March 31, 2002


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Patrick Maldari, Vice President
James J. Pagano, Vice President
Donald C. Burke, Vice President and Treasurer
Bradley J. Lucido, Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863